Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Moelis & Company
Entity Central Index Key	0001596967
Entity Emerging Growth Company	false
Entity File Number	001-36418
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4500216
Entity Address, Address Line One	399 Park Avenue
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	883-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	MC
Security Exchange Name	NYSE